The Capital Group Companies, Inc. 333 South Hope Street Los Angeles, California 90071-1406

May 29, 2025

Soo Im-Tang

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549-3628

Re:	Capital Group U.S. Large Growth ETF (“CGGG”)
Capital Group U.S. Large Value ETF (“CGVV”)
Initial Registration Statement on Form N-1A
File Nos. 333-281924, 811-24000

Dear Ms. Im-Tang:

In response to your comments provided on April 30, 2025 to the Post-Effective Amendment No. 1 to the registration statement on Form N-1A (the “Registration Statement”) of Capital Group Equity ETF Trust I, which includes the series CGGG and CGVV (each a “Fund”, and together, the “Funds”), we hereby file Post-Effective Amendment No. 2 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (such amendment, the “Amendment”) pursuant to Rule 472 of the 1933 Act. We appreciate your prompt response to the filing.

Our responses to your comments are set forth below. We will incorporate any changes to the Registration Statement in a subsequent filing pursuant to Rule 485(b) under the 1933 Act to be immediately effective on May 30, 2025.

General

1.	Please complete the fee tables and expense examples in the registration statement.

Response: We have updated the Registration Statement to address this comment.

2.	Unless otherwise indicated, a comment made with respect to one portion of the Registration Statement is applicable to all similar disclosures appearing elsewhere in the Registration Statement, including with respect to each Fund.

Response: We understand that, unless otherwise stated, when a comment is made with respect to disclosure in one portion of the Registration Statement, that comment is applicable to all similar disclosures appearing elsewhere in the Registration Statement. Accordingly, where applicable, responses to your comments below with respect to CGGG apply equally to CGVV with similar disclosures.

3.	The prospectus indicates that the Fund may invest in Central Funds (certain other funds managed by the investment adviser or its affiliates). If acquired fund fees and expenses (“AFFEs”) from such investments will exceed 0.01% of the average net assets of the Fund, please disclose these fees and expenses as a separate line item in the fee table. See Item 3, Instruction 3(f)(i) of Form N-1A.

Response: We confirm that, if AFFE exceed 0.01% of the average net assets of the Fund, the Fund will include a separate line item in the fee table for AFFE. The Fund's AFFE is not expected to exceed 0.01% of the average net assets of the Fund at this time, and as a result, any such expenses will be reflected in "Other Expenses”.

Prospectus

Principal Investment Strategies, Page 1

4.	The first sentence of the first paragraph under the heading “Principal investment strategies” states that the Fund invests at least 80% of its assets in common stocks and other equity-type securities. Please ensure that, with respect to the 80% test, references to a Fund’s assets are references to the Fund’s net assets.

Response: We believe the current disclosure is sufficient and refers to the Fund’s net assets for purposes of each Fund’s 80% test.

5.	The information for the market capitalization of the largest companies included in the Russell 1000 Index is as of July 1, 2024. To the extent practicable, please provide the information for the market capitalization of the largest companies included in such indices as of a more recent date, or confirm that it will be updated in the future

Response: The Russell indices are reconstituted annually in June. Accordingly, the information for the market capitalization of the largest companies is accurate as of the proposed effective date of the Registration Statement. We supplementally confirm that we will update the information in the future following the next reconstitution.

Principal Risks, Page 2

6.    Please include a large cap risk factor in the “Principal risks” section or, in the alternative, supplementally explain why the investment risk is adequately covered in existing disclosure.

Response: We believe that this investment risk is adequately covered by each Fund’s risk factors entitled “Market conditions” and “Issuer risks” in the “Principal risks” section. In particular, large capitalization companies are typically well-known, established companies and sector leaders. Large capitalization companies are recognized for their substantial market presence and financial strength. Because of their size and financial strength, large capitalization companies are generally viewed as offering steady growth, stability and lower volatility compared to smaller capitalization companies. Large capitalization companies represent companies that have already reached maturity and typically have established business models that allow them to better withstand market pressures than smaller capitalization companies. With that being said, large capitalization companies face similar risks presenting every company, including the risks described in the risk factors entitled “Market conditions” and “Issuer risks” in the “Principal risks” section. Accordingly, we believe the investment risk for large capitalization companies is adequately covered in existing disclosure.

Tax Information, Page 3

7.	In the sentence under the heading “Tax Information”, please end the sentence with “in which case you may be subject to taxes upon withdrawal from such account” or similar language.

Response: We have updated the Registration Statement as follows:

Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).

Principal Risks, Page 5

8.	For CGVV, please include the risk of investing in value companies in the “Principal risks” section.

Response: We have updated the Registration Statement as follows:

Investing in ~~income~~ value-oriented stocks — The prices of, and the ~~value of the fund’s securities and~~ income provided by, the fund’s value-oriented common stocks and other equity-type securities (such as preferred stocks) may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investment Objective, Strategies and Risks, Page 7

9.	On page 7, the disclosure states, “The investment adviser may consider environmental, social and governance (“ESG”) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).”

a.	Please disclose whether the investment adviser applies the criteria it uses with respect to environmental, social or governance factors with respect to every investment it makes or only to some of its investments.

Response: We believe the analysis of material ESG issues as part of our fundamental research can help us understand long-term risks and opportunities of an investment. As indicated in the disclosure, “The investment adviser may consider environmental, social and governance (‘ESG’) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument.” We believe the current disclosure is clear that ESG factors may be considered where such factors are material to the value of an investment.

b.	Explain whether an investment could be made in a company that scores poorly on ESG if it scores strongly on other non-ESG factors.

Response: We do not exclude investments solely based on ESG considerations to the extent we believe it represents a relatively attractive investment opportunity.

c.	Consider whether an ESG specific risk disclosure may be appropriate or explain supplementally why such a risk factor is not appropriate.

Response: Because ESG considerations do not constitute a principal investment strategy of the Fund, and for the reasons noted above, we do not believe an ESG specific risk disclosure would be necessary or appropriate.

Statement of Additional Information

Fund Policies, Page 22

10.	Regarding the Fund’s concentration policies, please note that a fund and its adviser may not ignore the investments of affiliated and unaffiliated underlying investment companies when determining whether the fund is in compliance with its concentration policies. Please confirm that the Fund will consider the investments of its underlying investment companies when determining the Fund’s compliance with its concentration policies.

Response: We are not aware of any requirement to disclose this practice under Form N-1A, but acknowledge that to the extent the Fund determines that its investment in an underlying investment company exposes the Fund to a material risk, including significant exposure to a particular industry or group of industries, the Fund would include appropriate risk disclosure in the Registration Statement.

Management of the Trust

11.	In the section regarding the Board of Trustees starting on page 26 of the Fund’s statement of additional information, key information regarding the trustees and officers has not yet been included. Please provide that information to the staff for review as soon as practicable.

Response: We have updated the Registration Statement to address this comment and provided the information to the staff.

Thank you for your consideration of our responses to your comments. If you have any questions, please do not hesitate to contact us.

Sincerely,

/s/ Joshua R. Diggs

Joshua R. Diggs

Counsel
(213) 615-0047
josh.diggs@capgroup.com